Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Preferred Stock A	Preferred Stock B	Common Stock USD ($)	Additional Paid-in Capital USD ($)	Accumulated Deficit USD ($)	Treasury Stock USD ($)	Noncontrolling Interests USD ($)
Balance (in shares) at Dec. 31, 2010		10,000		9,866,000
Balance at Dec. 31, 2010	$ 126,171			$ 10	$ 153,731	$ (41,362)	$ (112)	$ 13,904
Increase (Decrease) in Stockholders' Equity
Stock-based compensation	821				821
Stock-based compensation (in shares)				92,000
Purchase of treasury stock	(43)						(43)
Effect of deconsolidation for changes in ownership of previously consolidated entity	(9,843)							(9,843)
Distributions to noncontrolling interests	(2,221)							(2,221)
Net income (loss)	(46,325)					(47,125)		800
Balance (in shares) at Dec. 31, 2011		10,000		9,958,000
Balance at Dec. 31, 2011	68,560			10	154,552	(88,487)	(155)	2,640
Increase (Decrease) in Stockholders' Equity
Stock-based compensation	541			1	540
Stock-based compensation (in shares)				88,000
Purchase of treasury stock	41						41
Issuance of common stock	48,260			79	48,181
Issuance of common stock (in shares)				7,923,000
Net income (loss)	32,786					32,905		(119)
Balance (in shares) at Sep. 30, 2012		10,000		17,969,000
Balance (in shares) at Dec. 31, 2011		10,000		9,958,000
Balance at Dec. 31, 2011	68,560			10	154,552	(88,487)	(155)	2,640
Increase (Decrease) in Stockholders' Equity
Stock-based compensation	705				705
Stock-based compensation (in shares)				111,000
Purchase of treasury stock	(41)						(41)
Shares issued upon exercise of stock options	487				487
Shares issued upon exercise of stock options (in shares)				80,000
Issuance of common stock	48,260			8	48,252
Issuance of common stock (in shares)				7,923,000
Net income (loss)	50,634					50,823		(189)
Balance (in shares) at Dec. 31, 2012		10,000	0	18,072,000
Balance at Dec. 31, 2012	168,605			18	203,996	(37,664)	(196)	2,451
Increase (Decrease) in Stockholders' Equity
Stock-based compensation	4,312				4,312
Issuance of common stock	90,257			68	90,189
Issuance of common stock (in shares)				6,819,000
Net income (loss)	$ 11,287					$ 11,450		$ (163)
Balance (in shares) at Sep. 30, 2013				25,795,000